EXHIBIT 99.1 – ADMINISTRATOR’S DISTRIBUTION DATE CERTIFICATE

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date—10/18/07

Collection Period—September 2007

1. Restricted Cash Account Activity	07/31/07	08/31/07	09/30/07
A. Collection Account Activity
Collection period payment activity
Principal Payments	$4,363,492	$3,847,265	$3,203,569
Principal Claim Payments	553,886	809,325	664,455
Interest Payments	2,242,300	2,216,728	2,176,229
Interest Claim Payments	11,157	31,968	23,069
Fees	6,973	6,281	7,119
Repurchased principal and interest	—	—	—

Subtotal	7,177,809	6,911,568	6,074,441
Prior Period Collections Deposited by the Servicer in the Current Period	475,116	683,244	207,025
Current Period Collections Deposited by the Servicer in the Subsequent Period	(683,244)	(207,025)	(903,018)

Total Cash Remitted by the Servicers During the Current collection Period	6,969,680	7,387,787	5,378,448

Other Deposits
Special Allowance Payments	1,474,866	—	—
Subsidy Payments	413,622	—	—
Interest Earnings on Trust Accounts	769,328	1,010,338	1,070,697

Total Deposits	9,627,497	8,398,126	6,449,146

Prior Period Undistributed Collections	5,392,372	9,627,497	11,730,530
Amounts transferred from other Trust Funds	—	—	16,576,521
Total Cash Distributions	(5,392,372)	(6,295,092)	(27,851,728)

Collection Account Balance at the end of the Collection Period	$9,627,497	$11,730,530	$6,904,469

B. Distributions from the Collection Account
Distribution Date	08/27/07	09/25/07	10/25/07
To the U.S. Department of Education	$817,843	$817,997	$925,299
To Servicers, Trustee, Delaware Trustee, Administration Fees	—	280,884	74,794
To Pay Future Trustee, Administration, and Interest Distributions	5,477,249	4,024,879	4,662,442
To Pay Interest on Class A Notes	—	—	—
To Pay Principal on Class A Notes	—	5,990,149	—
To Pay Interest on Class B Notes	—	—	—
To Pay Principal on Class B Notes	—	—	—
To Pay Interest on Class C Notes	—	616,621	—
To Pay Principal on Class C Notes	—	—	—
For Redemption of Notes	—	—	—
To Pay Carry-Over Interest Amounts on Notes	—	—	—
To Swap Counterparties	—	—	—
To the Reserve Account	—	—	—
To the Acquisition Account	—	—	—
To the Remarketing Fee Fund	—	—	—
To the Supplemental Interest Fund	—	—	—
To the Surplus Fund/Issuer	—	—	—

Total Collection Account Distributions	$6,295,092	$11,730,530	$5,662,534

C. Payments from the Trust Estate
Total Restricted Cash at the beginning of the collection period	$221,243,491	$226,195,733	$230,930,550
Total Deposits	9,627,497	8,398,126	6,449,146
Note Retirements	—	—	(22,111,347)
Payments
Class A ARN Notes	—	—	—
Class B ARN Notes	(189,000)	(188,300)	(220,500)
Class C ARN Notes	—	—	—
Class A FRN Notes	—	—	(18,661,675)
Class B FRN Notes	—	—	—
Class C FRN Notes	—	—	(616,621)
Consolidation Rebate	(817,399)	(817,843)	(817,997)
Broker Dealer	(5,250)	(5,250)	(5,250)
Auction Agent	—	—	—
Servicing	—	—	(147,129)
Administrative	—	—	(109,036)
Trustee	—	—	(24,719)
Amounts released to Issuer	—	—	—
Miscellaneous	(3,663,606)	(2,651,916)	(126,827,992)

Total Payments	(4,675,255)	(3,663,309)	(169,542,266)

Total Restricted Cash Account Balance at the end of the Collection Period	$226,195,733	$230,930,550	$67,837,430

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date—10/18/07

Collection Period—September 2007

1. Restricted Cash Account Activity (Continued)
D. Collection Account Activity
Available Collection Account Balance on 10/17/2007	$6,904,469
To the U.S. Department of Education	—
To the Future Distribution Fund for Trustee Payments	—
To Future Distribution Fund for Class A Interest Payments	—
To Future Distribution Fund for Class B Interest Payments	—

Ending Available Collection Account Balance on 10/18/2007	$6,904,469

E. Future Distribution Fund Activity
Beginning Future Distribution Fund 10/17/2007	$4,024,879
From the Collection Account	—
From the Capitalized Interest Account	—
To the Trustee	(5,250)
To the Class A Noteholders for Interest	—
To the Class B Noteholders for Interest	(234,500)

Ending Future Distribution fund Balance 10/18/2007	$3,785,129

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date—10/18/07

Collection Period—September 2007

2. Notes Balances	Original Balance	Beginning Balance	Interest Paid	Principal Paid	Ending Balance	Current Factor
Senior FRN:
A-1	$237,000,000	$237,000,000	$3,900,224	$22,111,347	$214,888,653	0.9067
A-2	155,000,000	155,000,000	2,569,724	—	155,000,000	1.0000
A-3	279,000,000	279,000,000	4,651,078	—	279,000,000	1.0000
A-4	331,000,000	331,000,000	5,548,287	—	331,000,000	1.0000
A-5	118,000,000	118,000,000	1,992,361	—	118,000,000	1.0000

Subtotal	1,120,000,000	1,120,000,000	18,661,675	22,111,347	1,097,888,653	0.9813
Subordinate ARN:
B-1	45,000,000	45,000,000	220,500	—	45,000,000	1.0000

Subtotal	45,000,000	45,000,000	220,500	—	45,000,000	1.0000
Subordinate FRN:
C-1	35,000,000	35,000,000	616,621	—	35,000,000	1.0000

Subtotal	35,000,000	35,000,000	616,621	—	35,000,000	1.0000

Total	$1,200,000,000	$1,200,000,000	$19,498,796	$22,111,347	$1,177,888,653	0.9816

3. Portfolio Overview	06/30/07	07/31/07	Change	08/31/07	Change	09/30/07
Beginning Balance	$924,346,105	$923,559,446	$(199,762)	$923,359,684	$(802,044)	$922,557,641
Loans Purchased	3,454,485	3,663,606	(1,011,690)	2,651,916	120,981,865	123,633,781
Loans Repurchased	—	—	—	—	—	—
Loans Sold	—	—	—	—	—	—
Loans Repaid	(5,068,426)	(4,363,492)	516,227	(3,847,265)	643,697	(3,203,569)
Claims Paid	(51,716)	(553,886)	(255,439)	(809,325)	144,870	(664,455)
Capitalized Interest	875,627	1,048,466	156,079	1,204,545	322,413	1,526,957
Servicer Adjustments	3,371	5,545	(7,459)	(1,914)	5,857	3,943

Ending Balance	$923,559,446	$923,359,684	$(802,044)	$922,557,641	$121,296,658	$1,043,854,298

Accrued Interest	$10,610,374	$11,318,007	$978,320	$12,296,327	$1,333,717	$13,630,044
SAP Receivable	1,468,457	1,786,307	1,869,735	3,656,042	1,733,268	5,389,310
Servicer Payments Due	475,116	683,244	(476,219)	207,025	695,992	903,018
Trust Cash Accounts	221,243,491	226,195,733	4,734,816	230,930,550	(163,093,120)	67,837,430

Total Assets	$1,157,356,885	$1,163,342,976	$6,304,609	$1,169,647,585	$(38,033,485)	$1,131,614,100

Senior Notes	$1,120,000,000	$1,120,000,000	$—	$1,120,000,000	$(22,111,347)	$1,097,888,653
Subordinate Notes	80,000,000	80,000,000	—	80,000,000	—	80,000,000
Accrued Liabilities	—	10,727,399	5,584,866	16,312,264	(14,060,519)	2,251,745

Total Liabilities	$1,200,000,000	$1,210,727,399	$5,584,866	$1,216,312,264	$(36,171,866)	$1,180,140,398

Selected Statistics:
Asset Coverage (a)	96.45%	96.05%	0.06%	96.11%	-0.23%	95.88%
Asset Coverage (aaa)	103.34%	102.91%	0.06%	102.98%	-0.11%	102.87%
Subordinate %	6.67%	6.67%	0.00%	6.67%	0.13%	6.79%
WA Coupon	5.66%	5.66%	0.00%	5.66%	0.05%	5.71%
Daily Avg 1 Mon Libor	5.32%	5.32%	0.15%	5.47%	0.02%	5.49%
Avg 3 Mon Libor	5.36%	5.36%	0.10%	5.46%	0.03%	5.49%
Average Balance	$38,941	$39,018	64	$39,081	201	$39,283
WA Rem. Mo.	292	292	(0)	292	0	292.2
Number of Loans	23,717	23,665	(59)	23,606	2,967	26,573
Estimated % CPR	3.60%	2.58%	-0.22%	2.36%	-0.73%	1.63%

4. Trust Cash Accounts	06/30/07	07/31/07	Change	08/31/07	Change	09/30/07
Collection acct.	$5,392,372	$9,627,497	$2,103,033	$11,730,530	$(4,826,061)	$6,904,469
Reserve acct.	2,761,717	2,761,717	—	2,761,717	(455,323)	2,306,394
Prefunding acct.	140,360,612	140,360,612	—	140,360,612	(140,360,612)	—
Add-on Consol acct.	26,545,166	22,881,560	(2,651,916)	20,229,644	(2,588,578)	17,641,066
Capitalized Int. acct.	45,000,000	36,960,622	—	36,960,622	—	36,960,622
Future Distribution Fund	1,183,624	13,603,726	5,283,699	18,887,425	(14,862,546)	4,024,879

Total	$221,243,491	$226,195,733	$4,734,816	$230,930,550	$(163,093,120)	$67,837,430

5. Accrued Liabilities	06/30/07	07/31/07	Change	08/31/07	Change	09/30/07
Accrued Liabilities
Interest Payable	$4,226,424	$9,679,498	$5,463,499	$15,142,997	$(14,043,618)	$1,099,379
Admin Fee Payable	38,924	1,047,901	121,366	1,169,267	(16,901)	1,152,366

Total	$4,265,347	$10,727,399	$5,584,866	$16,312,264	$(14,060,519)	$2,251,745

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date—10/18/07

Collection Period—September 2007

6. Claims in process	06/30/07	07/31/07	Change	08/31/07	Change	09/30/07
Beginning Balance	$—	$1,417,448	$721,946	$2,139,394	$(113,025)	$2,026,369
Net Claims Filed	1,469,164	1,275,832	(576,119)	699,714	4,121,866	4,821,579
Net Settlements	(51,716)	(553,886)	(258,852)	(812,739)	137,905	(674,834)
Administrative	—	—	—	—	—	—
Net Rejects	—	—	—	—	—	—

Total	$1,417,448	$2,139,394	$(113,025)	$2,026,369	$4,146,745	$6,173,114

7. Loans by School Type	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current month)
4-Year	0.00%	$—	0.00%	—	0.00%	$—
2-Year	0.00%	—	0.00%	—	0.00%	—
Proprietary	0.00%	—	0.00%	—	0.00%	—
Graduate	0.00%	—	0.00%	—	0.00%	—
Other/Unknown	5.71%	1,043,854,298	100.00%	26,573	100.00%	39,283

Total	5.71%	$1,043,854,298	100.00%	26,573	100.00%	$39,283

8. Loans by Status ($)	07/31/07	Distribution	08/31/07	Distribution	09/30/07	Distribution
In Repayment, days DQ
0-30	$521,529,041	56.48%	$521,605,706	56.54%	$613,225,525	58.75%
31-60	32,401,354	3.51%	31,600,853	3.43%	36,773,269	3.52%
61-90	14,429,641	1.56%	14,031,566	1.52%	16,565,501	1.59%
91-120	7,853,780	0.85%	8,436,713	0.91%	7,916,194	0.76%
121-150	6,791,255	0.74%	5,662,651	0.61%	6,565,084	0.63%
151-180	4,882,220	0.53%	4,694,946	0.51%	4,286,088	0.41%
181-210	3,506,937	0.38%	3,587,476	0.39%	3,384,489	0.32%
211-240	2,081,849	0.23%	2,652,990	0.29%	2,326,281	0.22%
241-270	3,163,012	0.34%	1,642,905	0.18%	2,210,225	0.21%
270+	2,769,108	0.30%	3,934,103	0.43%	—	0.00%

Total repayment	$599,408,199	64.92%	$597,849,909	64.80%	$693,252,656	66.41%
In School	—	0.00%	—	0.00%	—	0.00%
Grace	—	0.00%	—	0.00%	—	0.00%
Deferment	210,179,194	22.76%	213,396,005	23.13%	228,646,186	21.90%
Forbearance	111,632,898	12.09%	109,285,357	11.85%	115,782,342	11.09%
Claims in Process	2,139,394	0.23%	2,026,369	0.22%	6,173,114	0.59%
Administrative	—	0.00%	—	0.00%	—	0.00%
Net Rejects	—	0.00%	—	0.00%	—	0.00%

Total	$923,359,684	100.00%	$922,557,641	100.00%	$1,043,854,298	100.00%

9. Loans by Status (#)	07/31/07	Distribution	08/31/07	Distribution	09/30/07	Distribution
In Repayment, days DQ
0-30	14,406	60.87%	14,343	60.76%	16,691	62.81%
31-60	857	3.62%	856	3.63%	942	3.54%
61-90	405	1.71%	371	1.57%	435	1.64%
91-120	244	1.03%	237	1.00%	213	0.80%
121-150	197	0.83%	177	0.75%	186	0.70%
151-180	147	0.62%	142	0.60%	134	0.50%
181-210	110	0.46%	106	0.45%	103	0.39%
211-240	55	0.23%	83	0.35%	74	0.28%
241-270	80	0.34%	45	0.19%	68	0.26%
270+	66	0.28%	92	0.39%	—	0.00%

Total repayment	16,567	70.01%	16,452	69.69%	18,846	70.92%
In School	—	0.00%	—	0.00%	—	0.00%
Grace	—	0.00%	—	0.00%	—	0.00%
Deferment	4,579	19.35%	4,689	19.86%	5,081	19.12%
Forbearance	2,466	10.42%	2,412	10.22%	2,497	9.40%
Claims in Process	53	0.22%	53	0.22%	149	0.56%
Administrative	—	0.00%	—	0.00%	—	0.00%
Net Rejects	—	0.00%	—	0.00%	—	0.00%

Total	23,665	100.00%	23,606	100.00%	26,573	100.00%

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date—10/18/07

Collection Period—September 2007

10. Loans by Guarantor	WA Coupon	$ of Loans	Distribution	# of Loans	Distribution	Avg. Loan Balance
(current month)
ASA	5.66%	$32,930,152	3.15%	625	2.35%	$52,688
Great Lakes	5.72%	1,010,213,413	96.78%	25,928	97.57%	38,962
ECMC	5.25%	710,734	0.07%	20	0.08%	35,537

Total	5.71%	$1,043,854,298	100.00%	26,573	100.00%	$39,283

11. Loans by Servicer	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Default Guarantee
(current month)
ACS	5.66%	$33,640,886	3.22%	645	2.43%	99.00%
Great Lakes	5.72%	1,010,213,413	96.78%	25,928	97.57%	99.00%

Total	5.71%	$1,043,854,298	100.00%	26,573	100.00%	99.00%

12. Loans by Program	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current month)
Subsidized Stafford	0.00%	$—	0.00%	—	0.00%	$—
Unsubsidized Stafford	0.00%	—	0.00%	—	0.00%	—
PLUS	0.00%	—	0.00%	—	0.00%	—
Consolidation	5.71%	1,043,854,298	100.00%	26,573	100.00%	39,283
Non-FFELP	0.00%	—	0.00%	—	0.00%	—

Total	5.71%	$1,043,854,298	100.00%	26,573	100.00%	$39,283

13. Loans by APR	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current month)
<4%	3.47%	$112,871,458	10.81%	2,568	9.66%	$43,953
4-5%	4.52%	245,496,845	23.52%	5,647	21.25%	43,474
5-6%	5.41%	221,489,168	21.22%	5,174	19.47%	42,808
6-7%	6.48%	218,763,349	20.96%	5,938	22.35%	36,841
7-8%	7.31%	176,225,638	16.88%	5,311	19.99%	33,181
8+%	8.13%	69,007,841	6.61%	1,935	7.28%	35,663

Total	5.71%	$1,043,854,298	100.00%	26,573	100.00%	$39,283

14. Remaining Term	$ of loans	Distribution	# of loans	Distribution	Avg. Loan Balance	Avg. Loan Balance
						(prior month )
0-60	$53,969	0.01%	5	0.02%	$10,794	$11,146
61-120	1,256,154	0.12%	181	0.68%	6,940	7,098
121-180	43,419,915	4.16%	2,986	11.24%	14,541	14,607
181-240	281,511,402	26.97%	10,567	39.77%	26,641	26,735
241-300	253,666,469	24.30%	6,660	25.06%	38,088	38,077
301-360	311,307,094	29.82%	4,474	16.84%	69,581	69,627
361+	152,639,296	14.62%	1,700	6.40%	89,788	89,096

Total	$1,043,854,298	100.00%	26,573	100.00%	$39,283	$39,081

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date—10/18/07

Collection Period—September 2007

SAP Interest Index	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
3-Month CP Index	5.71%	$1,043,854,298	100.00%	26,573	100.00%	$39,283

Disbursement Date	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
Prior to April 01, 2006	5.71%	$710,733	0.07%	18	0.07%	$39,485
On or After April 01, 2006	5.71%	1,043,143,565	99.93%	26,555	99.93%	39,283

Total	5.71%	$1,043,854,298	100.00%	$26,573	100.00%	$39,283

Loan by Balance	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
$9,999.99 or less	6.72%	5,219,586	0.50%	756	2.84%	$6,904
$10,000-$14,999	6.65%	15,881,189	1.52%	1,256	4.73%	12,644
$15,000-$19,999	6.02%	44,928,316	4.30%	2,534	9.54%	17,730
$20,000-$24,999	5.96%	103,586,089	9.92%	4,606	17.33%	22,489
$25,000-$29,999	5.89%	93,413,522	8.95%	3,417	12.86%	27,338
$30,000-$39,999	5.77%	167,490,593	16.05%	4,831	18.18%	34,670
$40,000-$49,999	5.67%	138,078,538	13.23%	3,089	11.62%	44,700
$50,000-$59,999	5.55%	104,974,999	10.06%	1,926	7.25%	54,504
$60,000-$69,999	5.50%	90,901,084	8.71%	1,406	5.29%	64,652
$70,000-$79,999	5.52%	62,581,643	6.00%	838	3.15%	74,680
$80,000-$89,999	5.55%	46,573,801	4.46%	550	2.07%	84,680
$90,000-$99,999	5.63%	34,526,489	3.31%	365	1.37%	94,593
$100,000-$124,999	5.57%	56,636,123	5.43%	511	1.92%	110,834
$125,000-$149,999	5.55%	30,872,393	2.96%	228	0.86%	135,405
$150,000 or greater	5.57%	48,189,935	4.62%	260	0.98%	185,346

Total	5.71%	$1,043,854,298	100.00%	26,573	100.00%	$39,283

Loan by State	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
AK	5.85%	$2,102,597	0.20%	66.00	0.25%	$31,858
AL	5.68%	16,425,188	1.57%	391.00	1.47%	42,008
AR	5.91%	7,330,538	0.70%	194.00	0.73%	37,786
AZ	5.74%	20,206,642	1.94%	508.00	1.91%	39,777
CA	5.72%	104,896,540	10.05%	2,603.00	9.80%	40,298
CO	5.80%	21,359,239	2.05%	542.00	2.04%	39,408
CT	5.87%	11,302,306	1.08%	310.00	1.17%	36,459
DC	5.19%	5,124,307	0.49%	102.00	0.38%	50,238
DE	5.74%	3,027,342	0.29%	83.00	0.31%	36,474
FL	5.81%	53,163,149	5.09%	1,300.00	4.89%	40,895
GA	5.65%	40,086,801	3.84%	942.00	3.54%	42,555
HI	5.92%	5,193,363	0.50%	136.00	0.51%	38,186
IA	5.53%	12,550,492	1.20%	363.00	1.37%	34,574
ID	5.56%	6,405,834	0.61%	168.00	0.63%	38,130
IL	5.69%	46,992,809	4.50%	1,162.00	4.37%	40,441
IN	5.91%	16,870,606	1.62%	452.00	1.70%	37,324
KS	5.63%	11,349,803	1.09%	280.00	1.05%	40,535
KY	5.75%	10,952,036	1.05%	291.00	1.10%	37,636
LA	6.03%	13,115,171	1.26%	348.00	1.31%	37,687
MA	5.73%	23,645,376	2.27%	594.00	2.24%	39,807
MD	5.74%	26,292,997	2.52%	599.00	2.25%	43,895
ME	5.79%	3,949,517	0.38%	107.00	0.40%	36,911
MI	5.63%	40,276,933	3.86%	967.00	3.64%	41,651
MN	5.65%	21,260,049	2.04%	641.00	2.41%	33,167
MO	5.63%	19,681,508	1.89%	491.00	1.85%	40,085
MS	5.76%	10,353,463	0.99%	265.00	1.00%	39,070
MT	5.77%	2,821,729	0.27%	75.00	0.28%	37,623
NC	5.84%	28,785,299	2.76%	753.00	2.83%	38,227
ND	5.77%	3,243,783	0.31%	111.00	0.42%	29,223
NE	5.73%	4,870,256	0.47%	130.00	0.49%	37,464
NH	5.75%	4,752,663	0.46%	121.00	0.46%	39,278
NJ	5.74%	33,478,696	3.21%	823.00	3.10%	40,679
NM	5.86%	5,436,204	0.52%	149.00	0.56%	36,485
NV	5.62%	6,606,659	0.63%	168.00	0.63%	39,325
NY	5.62%	88,258,562	8.46%	2,249.00	8.46%	39,243
OH	5.73%	51,109,549	4.90%	1,323.00	4.98%	38,632
OK	5.76%	9,977,169	0.96%	253.00	0.95%	39,435
OR	5.38%	15,994,149	1.53%	404.00	1.52%	39,589
PA	5.69%	45,270,323	4.34%	1,189.00	4.47%	38,074
RI	5.73%	3,521,262	0.34%	86.00	0.32%	40,945
SC	5.83%	17,294,080	1.66%	462.00	1.74%	37,433
SD	5.51%	4,285,550	0.41%	128.00	0.48%	33,481
TN	5.81%	16,126,844	1.54%	410.00	1.54%	39,334
TX	5.82%	57,141,743	5.47%	1,500.00	5.64%	38,094
UT	5.76%	5,054,575	0.48%	139.00	0.52%	36,364
VA	5.72%	26,147,108	2.50%	667.00	2.51%	39,201
VT	5.69%	2,736,038	0.26%	53.00	0.20%	51,623
WA	5.59%	24,246,609	2.32%	615.00	2.31%	39,425
WI	5.74%	17,379,018	1.66%	498.00	1.87%	34,898
WV	5.53%	5,904,051	0.57%	157.00	0.59%	37,605
WY	5.72%	1,593,027	0.15%	46.00	0.17%	34,631
Other	5.56%	7,904,748	0.76%	159.00	0.60%	49,715

Total	5.71%	$1,043,854,298	100.00%	26,573	100.00%	$39,283

Goal Capital Funding Trust 2007-1 (Discrete Trust)

Issue: 2007-1 (under “GOAL” on Bloomberg)

Auction Distribution Date—10/18/07

Collection Period—September 2007

WA Remaining Term by Status		Deferment	Forbearance	Repayment		Remaining Term
Deferment		13	—	304		317
Forbearance		—	4	305		309
Repayment		—	—	281		281

Total		3	0	287		292

Note Interest Rates	06/28/07	07/26/07	8/22/07	9/20/07	10/18/07	Ending Balance
Senior FRN:
A-1	5.39%	5.39%	5.39%	5.39%	5.22%	$214,888,653
A-2	5.43%	5.43%	5.43%	5.43%	5.26%	155,000,000
A-3	5.46%	5.46%	5.46%	5.46%	5.29%	279,000,000
A-4	5.49%	5.49%	5.49%	5.49%	5.32%	331,000,000
A-5	5.53%	5.53%	5.53%	5.53%	5.36%	118,000,000
A-6						N/A

Subtotal						$1,097,888,653
Subordinate ARN:
B	5.40%	5.38%	6.30%	6.70%	6.70%	45,000,000

Subtotal						45,000,000
Subordinate FRN:
C	5.77%	5.77%	5.77%	5.77%	5.60%	35,000,000

Subtotal						35,000,000

Total						$1,177,888,653